Series, Florida Tax-Free Money Market Fund
USAA FLORIDA TAX-FREE MONEY MARKET FUND
INVESTMENT OBJECTIVE

The Florida Tax-Free Money Market Fund (the Fund) has an investment objective of providing Florida investors with a high level of current interest income that is exempt from federal income tax and shares that are exempt from the Florida intangible personal property tax. The Fund has a further objective of preserving capital and maintaining liquidity.

Effective January 1, 2007, the state of Florida repealed the intangible personal property tax. In light of this change, it is expected that each Fund will focus on the component of its investment objective that seeks to provide Florida investors with a high level of current income that is exempt from federal income tax.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Florida Tax-Free Money Market Fund) Series, Florida Tax-Free Money Market Fund	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Example
Annual Fund Operating Expenses (Florida Tax-Free Money Market Fund) Series, Florida Tax-Free Money Market Fund	Share Classes
Management Fees	0.37%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.67%
Total Annual Operating Expenses	1.04%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Florida Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Series, Florida Tax-Free Money Market Fund	106	331	574	1,271

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in high-quality Florida tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of Florida tax-exempt securities.

PRINCIPAL RISKS

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

The securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease its total return.

Because the Fund invests primarily in Florida tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in that state.

Income from municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, although since its inception the Fund has not distributed any income that is a tax preference item for purposes of the federal alternative minimum tax for individual taxpayers, and does not intend to invest in any securities that earn any such income in the future, a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax due to federal tax law changes or other unforeseen circumstances.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, Variable Rate Demand Notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as "structured instruments" or "synthetic instruments," are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." However, the tender option usually is subject to a conditional guarantee. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase synthetic instruments of this type unless the Fund believes there is only minimal risk that the Fund will not be able to exercise the tender option at all times.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/11)
BEST QUARTER*	WORST QUARTER*
0.80% 2nd Qtr. 2001	0.00% 4th Qtr. 2010
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Average Annual Total Returns (Florida Tax-Free Money Market Fund) Series, Florida Tax-Free Money Market Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
	0.01%	1.70%	1.54%	2.22%	Oct. 01, 1993